Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortized intangible assets:
Gross carrying value	$ 20,620	$ 20,341
Accumulated amortization	(10,262)	(8,171)
Net carrying Value	10,358	12,170
MSRs (carried at fair value)	12,603	14,467
Goodwill	25,115	24,770	24,812
Trademark	14	14
Amortized MSRs [Member]
Amortized intangible assets:
Gross carrying value	2,383	2,131
Accumulated amortization	(975)	(712)
Net carrying Value	1,408	1,419
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	15,079	15,133
Accumulated amortization	(7,768)	(6,229)
Net carrying Value	7,311	8,904
Customer Relationships And Other [Member]
Amortized intangible assets:
Gross carrying value	3,158	3,077
Accumulated amortization	(1,519)	(1,230)
Net carrying Value	$ 1,639	$ 1,847